Vanguard Global Capital Cycles Fund Annual Fund Operating Expenses - Retail Prospectus [Member] - Vanguard Global Capital Cycles Fund - Investor Shares	Jan. 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.42%